Subsequent Events	12 Months Ended
Dec. 31, 2022
Subsequent Events
Subsequent Events

28 Subsequent Events

On January 19, 2023, the Company announced the resignation of Dr. Florian Vogel as CPO effective February 28, 2023. According to the separation agreement signed on September 29, 2022, all vested RSUs held by the Dr. Vogel as of February 28, 2023 that have not yet been exercised and settled must be exercised and settled in accordance with their terms within six months following this date and, if such RSUs are not exercised and settled within such period, they will be cancelled automatically upon the expiry of such six-month period without compensation for the loss of such RSUs. All unvested and granted RSUs as of February 28, 2023, will vest in full.

On January 24, 2023, Prof. Peter Bauer, M.D., the Company’s Chief Medical and Genomic Officer, has been appointed to the Management Board of Centogene N.V., to be confirmed at the Company’s next General Meeting of Shareholders. Prof Bauer has also been appointed as Managing Director of the subsidiary Centogene GmbH.

On March 15, 2023, Ian Rentsch was appointed as Chief Commercial Officer and General Manager (“CCO”) of the Group. With his employment agreement, the CCO was granted a sign-on bonus equivalent to the amount of EUR 60k which will be paid fully in company shares upon completion of his probation period of six months. The number of shares will be calculated using the 60-day VWAP preceding the contract signature date.

On April 24, 2023, the Company and Mr. Patrice Denefle, the Chief Scientific Officer, entered into a separation agreement, which terminated the employment agreement of Mr. Denefle, effective on June 20, 2023 (“Termination Date”). According to the separation agreement, all vested RSUs held by Mr. Denefle as of the Termination Date which have not yet been exercised and settled must be exercised and settled within six-months following this date. If such RSUs are not exercised and settled within such period, they will be cancelled automatically upon the expiry of such six-month period without compensation for the loss of such RSUs. All unvested and granted RSUs will be cancelled as of the last day of his employment.

The Loan and Security Agreement with Oxford Finance was amended on April 30, 2023 which introduced new requirements that the Group will prepay any outstanding loans under the Loan and Security Agreement in an amount of USD 5.0 million (plus fees, interest and expenses, in each case, pursuant to the terms of the Loan and Security Agreement) upon the first new business development or financing transaction the Group will enter and maintain at least EUR 9.1 million in unrestricted cash on deposit in collateral accounts subject to the Lender’s perfected security interest granted under the Loan and Security Agreement.

These consolidated financial statements were approved by management on May 16, 2023.